Statements of Changes in Shareholders' Deficit - USD ($)	Common Stock [Member] Ocean Biomedical Inc [Member]	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member] Ocean Biomedical Inc [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member] Ocean Biomedical Inc [Member]	Retained Earnings [Member]	Ocean Biomedical Inc [Member]	Total
Beginning balance, value at Dec. 31, 2020						$ (1,885,000)		$ (1,885,000)
Balance, shares at Dec. 31, 2020	17,454,542
Sale of Units through initial public offering				1,017,000				1,017,000
Sale of Units through initial public offering, shares	41,828
Stock-based compensation				56,550,000				56,550,000
Net loss						(62,344,000)		(62,344,000)
Balance at Dec. 31, 2021		$ 10	$ 263	57,567,000	$ (1,280,265)	(64,229,000)	$ (564,110)	(6,662,000)	$ (1,844,102)
Balance, shares at Dec. 31, 2021	17,496,370	100,000	2,625,000
Beginning balance, value at Jun. 16, 2021
Balance, shares at Jun. 16, 2021
Sale of Units through initial public offering		$ 1,050			104,998,950				105,000,000
Sale of Units through initial public offering, shares		10,500,000
Net loss							(564,110)		(564,110)
Class B common stock issued to Sponsor			$ 288		24,712				25,000
Class B common stock issued to Sponsor, shares			2,875,000
Issuance of representative shares		$ 10			(10)
Issuance of representative shares, shares		100,000
Issuance of Private Placement Warrants					5,411,000				5,411,000
Transaction and Underwriting costs					(6,715,992)				(6,715,992)
Class A common stock subject to possible redemption		$ (1,050)			(104,998,950)				(105,000,000)
Class A common stock subject to possible redemption, shares		(10,500,000)
Redemption of Class B common stock			$ (25)		25
Redemption of Class B common stock, shares			(250,000)
Balance at Dec. 31, 2021		$ 10	$ 263	57,567,000	(1,280,265)	(64,229,000)	(564,110)	$ (6,662,000)	(1,844,102)
Balance, shares at Dec. 31, 2021	17,496,370	100,000	2,625,000
Sale of Units through initial public offering, shares								17,496,370
Stock-based compensation				12,378,000				$ 12,378,000
Net loss						(17,359,000)	(958,430)	(17,359,000)	(958,430)
Issuance of warrants				824,000				824,000
Extension Funds attributable to common stock subject to redemption under ASC 480-10-S99 against additional paid-in-capital (“APIC”)					(2,100,000)				(2,100,000)
Subsequent measurement of Class A common stock subject to redemption							(1,243,334)		(1,243,334)
Balance at Dec. 31, 2022		$ 10	$ 263	$ 70,770,000	$ (3,380,265)	$ (81,589,000)	$ (2,765,874)	$ (10,819,000)	$ (6,145,866)
Balance, shares at Dec. 31, 2022	17,496,370	100,000	2,625,000